Share Capital - Summary of RSU And DSU Plan (Detail)	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
RSU [member]
Disclosure of number of outstanding share options [line items]
Beginning balance	1,241,250	757,000
Expired	(58,750)
Granted		705,000
Exercised	(117,500)	(178,750)
Cancelled	(33,125)	(42,000)
Ending balance	1,031,875	1,241,250
DSU [member]
Disclosure of number of outstanding share options [line items]
Beginning balance	600,000
Granted	410,000
Ending balance	1,010,000	600,000